Employee Benefits - Actual Plan Asset Allocation (Details) - United Kingdom	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
High yield percentage of corporate bond investment	50.00%
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	40.00%	25.00%
Equities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	21.00%	0.00%
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	39.00%	0.00%
Gilts
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	71.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	4.00%